Matthews Pacific Tiger FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.7%
	Shares	Value
China/Hong Kong: 34.3%
Tencent Holdings, Ltd.	440,700	$27,795,998
AIA Group, Ltd.	1,625,000	18,055,908
Alibaba Group Holding, Ltd.	1,128,800	17,693,364
Contemporary Amperex Technology Co., Ltd. A Shares	286,580	17,006,400
WuXi AppTec Co., Ltd. H Shares[b,c]	779,000	11,930,731
China Construction Bank Corp. H Shares	10,744,000	11,595,080
Ping An Insurance Group Co. of China, Ltd. H Shares	1,485,000	11,418,483
Zijin Mining Group Co., Ltd. H Shares	2,356,000	10,598,463
Weichai Power Co., Ltd. A Shares	2,919,460	10,405,944
NAURA Technology Group Co., Ltd. A Shares	157,312	10,376,218
Zhongji Innolight Co., Ltd. A Shares	118,400	10,173,482
China Merchants Bank Co., Ltd. H Shares	1,158,500	7,361,370
Anhui Yingliu Electromechanical Co., Ltd. A Shares	804,500	7,314,415
Hong Kong Exchanges & Clearing, Ltd.	142,100	7,168,660
China Shenhua Energy Co., Ltd. H Shares	1,183,000	7,002,377
China Resources Land, Ltd.	1,839,000	6,815,945
Swire Properties, Ltd.	2,291,600	6,712,688
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	448,700	6,343,177
Goldwind Science & Technology Co., Ltd. A Shares	1,592,300	6,181,830
Hongfa Technology Co., Ltd. A Shares	1,322,636	5,386,113
Sungrow Power Supply Co., Ltd. A Shares	226,685	5,057,016
Ningxia Baofeng Energy Group Co., Ltd. A Shares	1,114,600	4,702,660
Jiangsu Zhongtian Technology Co., Ltd. A Shares	820,300	3,647,377
PetroChina Co., Ltd. H Shares	2,622,000	3,597,021
Dongfang Electric Corp., Ltd. H Shares	783,800	3,453,345
PDD Holdings, Inc. ADR[d]	30,638	3,130,591
Total China/Hong Kong		240,924,656

Taiwan: 23.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,852,000	107,109,540
Delta Electronics, Inc.	531,000	23,942,987
MediaTek, Inc.	210,000	10,072,686
Accton Technology Corp.	200,000	9,867,435
Elite Material Co., Ltd.	110,000	9,388,110
Cathay Financial Holding Co., Ltd.	2,501,000	5,591,823
Total Taiwan		165,972,581

South Korea: 18.2%
Samsung Electronics Co., Ltd.	504,390	59,599,235
SK Hynix, Inc.	40,027	22,942,850
KB Financial Group, Inc.	137,458	13,632,721
Samsung C&T Corp.	44,918	7,952,982
Hyundai Motor Co.	20,427	6,357,292
Classys, Inc.	166,172	5,704,665
HD Hyundai Heavy Industries Co., Ltd.	17,084	5,528,476
Hanwha Aerospace Co., Ltd.	4,017	3,460,455
Samsung Biologics Co., Ltd.[b,c,d]	2,312	2,393,793
Total South Korea		127,572,469

India: 10.2%
HDFC Bank, Ltd.	1,188,362	9,308,494
State Bank of India	755,906	7,883,470

	Shares	Value
TVS Motor Co., Ltd.	194,380	$6,985,582
Sun Pharmaceutical Industries, Ltd.	368,755	6,896,903
Eternal, Ltd.[d]	2,300,299	5,659,259
Mahindra & Mahindra, Ltd.	173,132	5,430,557
ICICI Bank, Ltd.	406,842	5,222,734
Bharti Airtel, Ltd.	243,862	4,634,205
Cummins India, Ltd.	77,405	3,706,208
Bajaj Auto, Ltd.	35,891	3,353,278
Axis Bank, Ltd.	268,548	3,326,027
Max Financial Services, Ltd.[d]	202,613	3,207,510
Inventurus Knowledge Solutions, Ltd.[d]	210,506	2,968,453
Metropolis Healthcare, Ltd.[b,c]	608,000	2,819,135
Total India		71,401,815

Singapore: 4.0%
DBS Group Holdings, Ltd.	336,600	14,978,743
Singapore Technologies Engineering, Ltd.	851,200	7,224,335
Grab Holdings, Ltd. Class Ad	1,068,517	3,910,772
Sea, Ltd. ADR[d]	27,041	2,239,265
Total Singapore		28,353,115

Malaysia: 1.3%
CIMB Group Holdings BHD	3,190,500	5,984,797
Telekom Malaysia BHD	1,911,700	3,356,260
Total Malaysia		9,341,057

Thailand: 1.2%
Central Pattana Public Co., Ltd.	4,443,700	8,642,246
Total Thailand		8,642,246

Philippines: 0.8%
Bank of the Philippine Islands	3,430,290	5,640,921
Total Philippines		5,640,921

United Kingdom: 0.8%
Standard Chartered PLC	255,750	5,308,199
Total United Kingdom		5,308,199

Vietnam: 0.7%
Asia Commercial Bank JSC	4,638,985	4,178,643
FPT Corp.	174,320	501,675
Total Vietnam		4,680,318

Indonesia: 0.5%
PT Bank Central Asia Tbk	8,498,300	3,282,732
Total Indonesia		3,282,732

TOTAL COMMON EQUITIES		671,120,109
(Cost $526,324,448)
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Matthews Pacific Tiger FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[d]	765,196	$82,692
Total India		82,692

TOTAL PREFERRED EQUITIES		82,692
(Cost $0)

Total Investments: 95.7%		671,202,801
(Cost $526,324,448)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.3%		30,265,053
Net Assets: 100.0%		$701,467,854

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $17,143,659, which is 2.44% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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